Consolidated Statements Of Changes In Equity $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)	Share capital KRW (₩)	Share capital USD ($)	Hybrid securities KRW (₩)	Hybrid securities USD ($)	Capital surplus KRW (₩)	Capital surplus USD ($)	Accumulated other comprehensive income KRW (₩)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income Assets of a disposal group held for sale. KRW (₩)	Accumulated other comprehensive income Assets of a disposal group held for sale. USD ($)	Retained earnings KRW (₩)	Retained earnings USD ($)	Treasury shares KRW (₩)	Treasury shares USD ($)	Non-controlling interests KRW (₩)	Non-controlling interests USD ($)
Balance at beginning at Dec. 31, 2022	₩ 53,803,257		₩ 2,090,558		₩ 4,434,251		₩ 16,940,731		₩ 1,002,881		₩ 0		₩ 28,890,922		₩ (836,188)		₩ 1,280,102
Comprehensive income for the year
Profit (loss) for the year	4,526,334		0		0				0		0		4,594,835		0		(68,501)
Remeasurements of net defined benefit liabilities	(72,170)		0		0		0		(72,525)		0		0		0		355
Currency translation differences	317		0		0		0		7,306		0		0		0		(6,989)
Share of other comprehensive income (losses) of associates and joint ventures	24		0		0		0		24		0		0		0		0
Gains (losses) on financial instruments at fair value through other comprehensive income and transfer to retained earnings	3,374,076		0		0		0		3,346,061		0		27,755		0		260
Gains (losses) on cash flow hedging instruments	53,923		0		0		0		53,923		0		0		0		0
Gains (losses) on hedging instruments of net investments in foreign operations	(14,659)		0		0		0		(14,659)		0		0		0		0
Insurance finance income	(2,117,504)		0		0		0		(2,117,504)		0		0		0		0
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk	(52,863)		0		0		0		(52,863)		0		0		0		0
Total comprehensive income for the year	5,697,478		0		0		0		1,149,763		0		4,622,590		0		(74,875)
Transactions with shareholders
Annual dividends paid to shareholders of the parent company	(564,970)		0		0		0		0		0		(564,970)		0		0
Quarterly dividends paid to shareholders of the parent company	(586,931)		0		0		0		0		0		(586,931)		0		0
Issuance of hybrid securities	1,027,630		0		598,552		0		0		0		0		0		429,078
Dividends on hybrid securities	(242,094)		0		0		0		0		0		(184,915)		0		(57,179)
Acquisition of treasury shares	(571,745)														(571,745)
Retirement of treasury shares	0		0		0		0		0		0		(242,096)		242,096		0
Ownership changes in subsidiaries	73,565						(292,815)										366,380
Total transactions with shareholders	(864,545)		0		598,552		(292,815)		0		0		(1,578,912)		(329,649)		738,279
Balance at ending at Dec. 31, 2023	58,636,190		2,090,558		5,032,803		16,647,916		2,152,644		0		31,934,600		(1,165,837)		1,943,506
Comprehensive income for the year
Profit (loss) for the year	5,028,606		0		0				0		0		5,078,221		0		(49,615)
Remeasurements of net defined benefit liabilities	(85,375)		0		0		0		(85,946)		0		0		0		571
Currency translation differences	582,872		0		0		0		547,337		0		0		0		35,535
Share of other comprehensive income (losses) of associates and joint ventures	165		0		0		0		165		0		0		0		0
Gains (losses) on financial instruments at fair value through other comprehensive income and transfer to retained earnings	1,213,435		0		0		0		1,216,509		0		(2,647)		0		(427)
Gains (losses) on cash flow hedging instruments	34,741		0		0		0		34,763		0		0		0		(22)
Gains (losses) on hedging instruments of net investments in foreign operations	(186,708)		0		0		0		(186,708)		0		0		0		0
Insurance finance expenses	(3,176,328)		0		0		0		(3,176,328)		0		0		0		0
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk	(5,514)		0		0		0		(5,514)		0		0		0		0
Total comprehensive income for the year	3,405,894		0		0		0		(1,655,722)		0		5,075,574		0		(13,958)
Transactions with shareholders
Annual dividends paid to shareholders of the parent company	(587,006)		0		0		0		0		0		(587,006)		0		0
Quarterly dividends paid to shareholders of the parent company	(899,971)		0		0		0		0		0		(899,971)		0		0
Issuance of hybrid securities	1,155,376		0		399,059		0		0		0		0		0		756,317
Dividends on hybrid securities	(276,962)		0		0		0		0		0		(199,800)		0		(77,162)
Repayment on hybrid securities	(1,009,150)				(349,284)												(659,866)
Acquisition of treasury shares	(820,000)		0		0		0		0		0		0		(820,000)		0
Disposal of treasury shares	238,575						3,975								234,600
Retirement of treasury shares	0		0		0		0		0		0		(515,177)		515,177		0
Ownership changes in subsidiaries	12,198		0		0		0		0		0		0		0		12,198
Others	(39,963)						(5,157)										(34,806)
Total transactions with shareholders	(2,226,903)		0		49,775		(1,182)		0		0		(2,201,954)		(70,223)		(3,319)
Balance at ending at Dec. 31, 2024	59,815,181	$ 41,407,484	2,090,558	$ 1,447,203	5,082,578	$ 3,518,451	16,646,734	$ 11,523,820	496,922	$ 343,998	0	$ 0	34,808,220	$ 24,096,238	(1,236,060)	$ (855,671)	1,926,229	$ 1,333,445
Comprehensive income for the year
Profit (loss) for the year	5,840,715	4,043,277	0	0	0	0		0	0	0	0	0	5,833,162	4,038,048	0	0	7,553	5,229
Remeasurements of net defined benefit liabilities	28,017	19,395	0	0	0	0	0	0	28,615	19,809	0	0	0	0	0	0	(598)	(414)
Currency translation differences	(28,814)	(19,946)	0	0	0	0	0	0	(47,362)	(32,787)	0	0	0	0	0	0	18,548	12,841
Share of other comprehensive income (losses) of associates and joint ventures	2,018	1,397	0	0	0	0	0	0	2,018	1,397	0	0	0	0	0	0	0	0
Gains (losses) on financial instruments at fair value through other comprehensive income and transfer to retained earnings	(1,868,220)	(1,293,289)	0	0	0	0	0	0	(1,877,909)	(1,299,996)	0	0	9,744	6,745	0	0	(55)	(38)
Gains (losses) on cash flow hedging instruments	(289,508)	(200,415)	0	0	0	0	0	0	(265,830)	(184,023)	0	0	0	0	0	0	(23,678)	(16,392)
Gains (losses) on hedging instruments of net investments in foreign operations	39,631	27,435	0	0	0	0	0	0	39,631	27,435	0	0	0	0	0	0	0	0
Insurance finance expenses | $		802,797		0		0		0		802,797		0		0		0		0
Insurance finance income	1,159,681		0		0		0		1,159,681		0		0		0		0
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk	(3,222)	(2,230)	0	0	0	0	0	0	(3,222)	(2,230)	0	0	0	0	0	0	0	0
Total comprehensive income for the year	4,880,298	3,378,421	0	0	0	0	0	0	(964,378)	(667,598)	0	0	5,842,906	4,044,793	0	0	1,770	1,226
Transactions with shareholders
Annual dividends paid to shareholders of the parent company	(298,285)	(206,490)	0	0	0	0	0	0	0	0	0	0	(298,285)	(206,490)	0	0	0	0
Quarterly dividends paid to shareholders of the parent company	(1,004,006)	(695,030)	0	0	0	0	0	0	0	0	0	0	(1,004,006)	(695,030)	0	0	0	0
Issuance of hybrid securities	404,028	279,691	0	0	404,028	279,691	0	0	0	0	0	0	0	0	0	0	0	0
Dividends on hybrid securities	(304,941)	(211,098)	0	0	0	0	0	0	0	0	0	0	(202,392)	(140,107)	0	0	(102,549)	(70,991)
Redemption of hybrid securities	(1,127,218)	(780,325)	0	0	(1,127,218)	(780,325)	0	0	0	0	0	0	0	0	0	0	0	0
Acquisition of treasury shares	(1,480,000)	(1,024,541)	0	0	0	0	0	0	0	0	0	0	0	0	(1,480,000)	(1,024,541)	0	0
Retirement of treasury shares	0	0	0	0	0	0	0	0	0	0	0	0	(814,522)	(563,859)	814,522	563,859	0	0
Ownership changes in subsidiaries	(32,471)	(22,478)	0	0	0	0	(10,401)	(7,200)	0	0	0	0	0	0	0	0	(22,070)	(15,278)
Others	(22,597)	(15,644)	0	0	0	0	(2,815)	(1,949)	0	0	0	0	1,820	1,259	0	0	(21,602)	(14,954)
Total transactions with shareholders	(3,865,490)	(2,675,915)	0	0	(723,190)	(500,634)	(13,216)	(9,149)	0	0	0	0	(2,317,385)	(1,604,227)	(665,478)	(460,682)	(146,221)	(101,223)
Balance at ending at Dec. 31, 2025	₩ 60,829,989	$ 42,109,990	₩ 2,090,558	$ 1,447,203	₩ 4,359,388	$ 3,017,817	₩ 16,633,518	$ 11,514,671	₩ (467,456)	$ (323,600)	₩ 0	$ 0	₩ 38,333,741	$ 26,536,804	₩ (1,901,538)	$ (1,316,353)	₩ 1,781,778	$ 1,233,448